Guarantees - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Financial Guarantees for Municipal Bonds [Member]	Dec. 31, 2012 Financial Guarantees for Municipal Bonds [Member]	Dec. 31, 2013 Letters of Credit and Performance Bonds [Member]	Dec. 31, 2012 Letters of Credit and Performance Bonds [Member]
Guarantor Obligations [Line Items]
Guarantee obligation			$ 10.7	$ 13.3	$ 256.4	$ 274.7
Terms of guarantees	Three years	Ten years